Income Taxes - Summary of Company's Unrecognized Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,851	$ 2,215	$ 1,411
Increases related to prior year tax positions	0	0	0
Increases related to current year tax positions	757	3,636	804
Ending balance	$ 6,608	$ 5,851	$ 2,215